Cost of revenue (Details)	12 Months Ended
Mar. 31, 2019 USD ($)
Cost of revenue
Amortization expenses	$ 6,324,124
Resource usage fees	1,573,653
Depreciation expenses of server hardware	900,608
Website maintenance fee	356,523
Raw material consumption fees	156,790
Business tax	139,429
Other	7,432
Total	$ 9,458,559